Stockholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Settlement of liability with consultants, amount	$ 794,000	$ 1,155,000
Issuance of common stock to consultant, amount		$ 184,000
Issuance of common stock, shares	122,935	555,000
Issuance of common stock, amount	$ 674	$ 1,314
Fair value at settlement	795	1,338
Change in fair value	$ 121	$ (24)
Common Stock [Member]
Class of Stock [Line Items]
Settlement of liability with consultants, shares	122,935	345,000
Settlement of liability with consultants, amount	$ 1,000	$ 3,000
Issuance of common stock to consultant, shares		60,000
Issuance of common stock to consultant, amount		$ 1,000
January 2024 [Member]
Class of Stock [Line Items]
Settlement of liability with consultants, shares		100,000
Settlement of liability with consultants, amount		$ 195
April 2024 [Member]
Class of Stock [Line Items]
Settlement of liability with consultants, shares		60,000
Settlement of liability with consultants, amount		$ 241
June 2024 [Member]
Class of Stock [Line Items]
Issuance of common stock to consultant, shares		60,000
Issuance of common stock to consultant, amount		$ 183
Fair value at settlement		184
Change in fair value		57
June 2024 One [Member]
Class of Stock [Line Items]
Fair value at settlement		183
Change in fair value		$ 0
July 2024 [Member]
Class of Stock [Line Items]
Settlement of liability with consultants, shares		50,000
Settlement of liability with consultants, amount		$ 164
September 2024 [Member]
Class of Stock [Line Items]
Issuance of restricted common stock to consultants, shares		150,000
Issuance of restricted common stock to consultants, amount		$ 0
Fair value at settlement		219
Change in fair value		(24)
September 2024 [Member]
Class of Stock [Line Items]
Fair value at settlement		110
Change in fair value		54
September 2024 [Member]
Class of Stock [Line Items]
Fair value at settlement		0
Change in fair value		$ 0
December 2024 [Member]
Class of Stock [Line Items]
Settlement of liability with consultants, shares		135,000
Settlement of liability with consultants, amount		$ 531
Fair value at settlement		642
Change in fair value		$ (111)
January 2025 [Member]
Class of Stock [Line Items]
Settlement of liability with consultants, shares	50,000
Settlement of liability with consultants, amount	$ 247
April 2025 [Member]
Class of Stock [Line Items]
Issuance of common stock to consultant, shares	22,935
Issuance of common stock to consultant, amount	$ 100
Fair value at settlement	327
Change in fair value	$ 80
April 2025 [Member]
Class of Stock [Line Items]
Issuance of common stock to consultant, shares	50,000
Issuance of common stock to consultant, amount	$ 327
Fair value at settlement	327
Change in fair value	0
November 2025 [Member]
Class of Stock [Line Items]
Fair value at settlement	141
Change in fair value	$ 41